Financial instruments - Fair value and risk management - Movements in derivative financial instruments designated as hedging instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Reclassified from hedging reserve to profit or loss	€ 1,821.6	€ 184.0	€ (258.2)
Cash Flow Hedges
Disclosure of detailed information about hedging instruments [line items]
Change in fair value recognized in OCI	(3,622.4)	1,020.9	541.5
Hedge ineffectiveness recognized in profit or loss			(171.8)
Reclassified from hedging reserve to profit or loss	1,821.6	184.0	(258.2)
Foreign currency risk | Cash Flow Hedges | Property, plant and equipment - aircraft additions
Disclosure of detailed information about hedging instruments [line items]
Change in fair value recognized in OCI	(407.0)	129.8	(356.7)
Hedge ineffectiveness recognized in profit or loss			38.4
Foreign currency risk | Cash Flow Hedges | Fuel and oil operating expenses
Disclosure of detailed information about hedging instruments [line items]
Change in fair value recognized in OCI	(405.1)	110.5	(210.6)
Hedge ineffectiveness recognized in profit or loss			(57.1)
Reclassified from hedging reserve to profit or loss	261.2	3.2	5.2
Foreign currency risk | Cash Flow Hedges | GBP currency swap
Disclosure of detailed information about hedging instruments [line items]
Change in fair value recognized in OCI		(9.6)	5.4
Reclassified from hedging reserve to profit or loss		4.2
Interest rate risk | Cash Flow Hedges | Variable-rate instruments
Disclosure of detailed information about hedging instruments [line items]
Change in fair value recognized in OCI	(3.8)	1.4	(5.1)
Reclassified from hedging reserve to profit or loss	2.9	0.1	0.1
Commodity price risk | Cash Flow Hedges | Fuel and carbon operating expenses
Disclosure of detailed information about hedging instruments [line items]
Change in fair value recognized in OCI	(2,806.5)	788.8	1,108.5
Hedge ineffectiveness recognized in profit or loss			(153.1)
Reclassified from hedging reserve to profit or loss	€ 1,557.5	€ 176.5	€ (263.5)